Related Party Transactions - Additional Information (Detail) - USD ($)						3 Months Ended			12 Months Ended
	Mar. 01, 2022	Feb. 24, 2022	Feb. 16, 2022	Jan. 20, 2022	Nov. 16, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 28, 2021
Stock Issued During Period, Value, Issued for Services								$ 25,000
Debt Instrument Interest Rate					0.00%
Proceeds from Related Party Debt						$ 0	$ 161,543	$ 85,000	$ 161,543
Selling, General and Administrative Expenses from Transactions with Related Party						66,666	$ 199,998		667,000
Working Capital Loan [Member]
Debt Instrument Convertible Into Warrants					$ 1,500,000
Debt Instrument Conversion Price					$ 1
Due to Related Parties Current						0			0
Office Space, Administrative And Support Services [Member]
Related Party Transaction, Amounts of Transaction		$ 66,666
Promissory Note [Member] | Sponsor [Member]
Debt Instrument, Face Amount					$ 300,000
Proceeds from Related Party Debt					$ 242,000
Debt Instrument, Maturity Date					Mar. 04, 2022
Founder Shares [Member]
Stock-based compensation expense						$ 0			$ 0
Founder Shares [Member] | Over-Allotment Option [Member]
Common stock, threshold percentage on conversion of shares	20.00%
Founder Shares [Member] | Sponsor [Member]
Shares Issued, Shares, Share-based Payment Arrangement, Forfeited	1,031,250
Independent Directors [Member] | Founder Shares [Member] | Sponsor [Member]
Stock Issued During Period, Shares, New Issues			20,000
Common Class B [Member]
Stockholders' Equity Note, Stock Split				5-for-4		1.10-for-1			1.10-for-1
Shares, Outstanding				7,906,250						6,325,000
Shares Issued, Shares, Share-based Payment Arrangement, Forfeited	1,031,250					1,031,250			1,031,250
Common Class B [Member] | Founder Shares [Member] | Sponsor [Member]
Stock Issued During Period, Shares, Issued for Services					25,000
Stock Issued During Period, Value, Issued for Services					$ 5,750,000
Shares Issued, Price Per Share					$ 0.0001
Common Class A [Member]
Shares Issued, Price Per Share						$ 10.15
Common Class A [Member] | Over-Allotment Option [Member]
Stock Issued During Period, Shares, New Issues	4,125,000
Common Class A [Member] | Share Price More Than Or Equals To USD Twelve [Member] | Sponsor [Member]
Share transfer, trigger price per share						$ 12			$ 12
Number of consecutive trading days for determining share price						20 days			20 days
Number of trading days for determining share price						30 days			30 days
Threshold Number Of Trading Days For Determining Share Price From Date Of Business Combination						150 days			150 days
Common Class A [Member] | Share Price More Than Or Equals To USD Ten [Member] | Sponsor [Member]
Share transfer, trigger price per share			$ 10
Number of consecutive trading days for determining share price			20 days
Number of trading days for determining share price			30 days